32 Income tax and deferred tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Deferred Tax
Deferred tax	$ 3,624	$ (10,457)	$ (1,590)
Current tax		(3,953)	(2,333)
Difference between provision and tax return	(61)	(120)	(7)
Income tax expense	3,563	(14,530)	(3,930)
(Loss) Profit for the year before taxes	$ (21,261)	$ 31,048	$ 12,925
Applicable tax rate	30.00%	30.00%	30.00%
Result for the year at the tax rate	$ 6,378	$ (9,314)	$ (3,878)
Gain on net monetary position	(1,339)	(2,613)	(2,108)
Adjustment effect on tax inflation	(2,225)	(3,818)
Income tax expense	810	1,232	464
Change in the income tax rate			1,599
Difference between provision and tax return	(61)	(17)	(7)
Income tax expense	$ 3,563	$ (14,530)	$ (3,930)